Nature of Operations (Details) $ / shares in Units, ¥ in Thousands				1 Months Ended	6 Months Ended
		Aug. 25, 2023 shares	Apr. 24, 2023 shares	Jul. 31, 2024 JPY (¥) shares	Mar. 31, 2025 $ / shares shares	Sep. 30, 2024 $ / shares shares	Jul. 31, 2024 $ / shares	Dec. 11, 2023 USD ($) $ / shares shares
Nature of Operations [Line Items]
Date of incorporated					Apr. 14, 2023
Ordinary shares issued	[1]				14,650,936	13,429,800
Ordinary share, par value (in Dollars per share) | $ / shares	[1]				$ 0.00000002	$ 0.00000002
Ordinary shares, shares authorized	[1]				2,500,000,000,000	2,500,000,000,000
Ordinary shares outstanding	[1]				14,650,936	13,429,800
BloomZ Japan [Member]
Nature of Operations [Line Items]
Number of shares acquired			1,570
Shares exchanged		3,335,000	7,845,000
Ordinary Shares [Member]
Nature of Operations [Line Items]
Ordinary shares issued					5,000
Ordinary share, par value (in Dollars per share) | $ / shares					$ 0.00000002
Stock Split [Member]
Nature of Operations [Line Items]
Ordinary shares issued								11,185,000
Ordinary share, par value (in Dollars per share) | $ / shares								$ 0.00000002
Authorized share capital (in Dollars) | $								$ 50,000
Ordinary shares, shares authorized								2,500,000,000,000
Ordinary shares outstanding								11,185,000
IPO [Member]
Nature of Operations [Line Items]
Number of shares issued				1,250,000
Price per share (in Dollars per share) | $ / shares							$ 4.3
Net proceeds from IPO (in Yen) | ¥				¥ 475,431

[1]	The number of shares presented above is adjusted retrospectively to reflect the reorganization described in Note 1 of the accompanying notes and the 1 for 5,000 sub-division effected on December 11, 2023.